Loan Portfolio and Allowance for Credit Losses, Type of Collateral Dependent Loans by Portfolio Segment (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Loans and Leases Receivable [Abstract]
Total loans, net	$ 5,098,058	$ 5,002,879
Real Estate [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	24,390	24,729
Investment Securities/Cash [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	0	0
Other [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	0	0
Commercial [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	286,857	273,515
Commercial [Member] | Commercial Real Estate [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	267,300	252,255
Commercial [Member] | Commercial Real Estate [Member] | Real Estate [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	429	643
Commercial [Member] | Commercial Real Estate [Member] | Investment Securities/Cash [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	0	0
Commercial [Member] | Commercial Real Estate [Member] | Other [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	0	0
Commercial [Member] | Other [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	19,557	21,260
Commercial [Member] | Other [Member] | Real Estate [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	14	314
Commercial [Member] | Other [Member] | Investment Securities/Cash [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	0	0
Commercial [Member] | Other [Member] | Other [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	0	0
Real Estate Mortgage - 1 to 4 Family [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	4,797,563	4,712,478
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	4,331,563	4,307,105
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Real Estate [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	19,928	20,018
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Investment Securities/Cash [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	0	0
Real Estate Mortgage - 1 to 4 Family [Member] | First Mortgages [Member] | Other [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	56,739	57,958
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Real Estate [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	535	371
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Investment Securities/Cash [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Loans [Member] | Other [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	409,261	347,415
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Real Estate [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	3,372	3,239
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Investment Securities/Cash [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	0	0
Real Estate Mortgage - 1 to 4 Family [Member] | Home Equity Lines of Credit [Member] | Other [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	0	0
Installment [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	13,638	16,886
Installment [Member] | Real Estate [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	112	144
Installment [Member] | Investment Securities/Cash [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	0	0
Installment [Member] | Other [Member]
Loans and Leases Receivable [Abstract]
Total loans, net	$ 0	$ 0